Shareholder Report, Line Graph (Details) 196805_Poplar Forest Partners Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 222,770	$ 184,283	$ 171,712	$ 181,580	$ 113,040	$ 131,483	$ 146,900	$ 135,124	$ 121,349	$ 100,000	$ 257,601
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	353,150	259,000	212,963	251,944	193,796	168,300	161,433	136,911	115,430	100,000	$ 415,297
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Total Return
Accumulated Value	$ 253,028	$ 198,047	$ 173,060	$ 195,246	$ 144,614	$ 152,265	$ 146,408	$ 133,766	$ 116,195	$ 100,000	$ 276,918